UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21225
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Massachusetts Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.2%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$558,645
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	653,886

		$1,212,531

General Obligations — 9.1%
$565	Danvers, 5.25%, 7/1/36	$608,980
225	Plymouth, 5.00%, 5/1/31	239,836
205	Plymouth, 5.00%, 5/1/32	217,329
340	Wayland, 5.00%, 2/1/33	366,139
510	Wayland, 5.00%, 2/1/36	542,528
160	Winchester, 5.00%, 4/15/36	168,406

		$2,143,218

Hospital — 15.9%
$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$755,013
400	Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	403,724
500	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	503,935
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750,000
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370,022
1,000	Massachusetts Health and Educational Facilities Authority, (Southcoast Hospitals Group, Inc.), 5.00%, 7/1/29	975,660

		$3,758,354

Insured-Electric Utilities — 4.9%
$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,154,907

		$1,154,907

Insured-Escrowed/Prerefunded — 6.8%
$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,588,156

		$1,588,156

Insured-General Obligations — 15.1%
$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,231,645
1,000	Revere, (AGC), 5.00%, 4/1/39	1,010,490
300	Tewksbury, (AGM), 4.625%, 3/15/27	314,790

		$3,556,925

Insured-Hospital — 1.0%
$220	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$222,735

		$222,735

Insured-Lease Revenue/Certificates of Participation — 5.2%
$1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,210,590

		$1,210,590

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 2.1%
$495	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$503,974

		$503,974

Insured-Private Education — 14.9%
$750	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$754,440
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,153,797
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	831,127
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	755,535

		$3,494,899

Insured-Public Education — 3.2%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$757,673

		$757,673

Insured-Special Tax Revenue — 18.5%
$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,226,837
400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	472,684
1,160	Massachusetts, School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,186,634
750	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	823,403
5,265	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	285,521
2,090	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	222,773
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	131,493

		$4,349,345

Insured-Water Revenue — 4.0%
$860	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$944,693

		$944,693

Other Revenue — 3.6%
$320	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$337,472
490	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	505,180

		$842,652

Private Education — 28.2%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$752,317
750	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	767,400
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,077,580
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36(2)	1,083,520
870	Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	874,411
1,025	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,083,261

		$6,638,489

Senior Living/Life Care — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$637,020

		$637,020

Special Tax Revenue — 5.3%
$1,210	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/35	$1,251,213

		$1,251,213

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 8.3%
$1,000	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,014,180
500	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	495,375
435	Massachusetts Port Authority, 5.00%, 7/1/34	446,258

		$1,955,813

Water and Sewer — 9.4%
$750	Boston Water & Sewer Commission, 5.00%, 11/1/27	$824,153
585	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	665,976
640	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	724,870

		$2,214,999

Total Tax-Exempt Investments — 163.4% (identified cost $37,921,191)		$38,438,186

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.7)%		$(13,575,478)

Other Assets, Less Liabilities — (5.7)%		$(1,338,971)

Net Assets Applicable to Common Shares — 100.0%		$23,523,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 19.5% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	25 U.S. 10-Year Treasury Note	Short	$(3,042,142)	$(3,058,203)	$(16,061)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$862,500	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(9,629)
JPMorgan Chase Co.	525,000	4.088	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	2,803

					$(6,826)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,803 and $25,690, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,603,367

Gross unrealized appreciation	$1,471,779
Gross unrealized depreciation	(966,960)

Net unrealized appreciation	$504,819

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$38,438,186	$—	$38,438,186

Total Investments	$—	$38,438,186	$—	$38,438,186

Interest Rate Swaps	$—	$2,803	$—	$2,803

Total	$—	$38,440,989	$—	$38,440,989

Liability Description

Futures Contracts	$(16,061)	$—	$—	$(16,061)
Interest Rate Swaps	—	(9,629)	—	(9,629)

Total	$(16,061)	$(9,629)	$—	$(25,690)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	August 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2011